Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The fair value of all derivatives is recorded as assets or liabilities on a gross basis in our Consolidated Balance Sheets. As of June 30, 2018 and December 31, 2017, respectively, the fair value of our derivatives and their respective balance sheet locations are presented in the following table:

	Asset Derivatives		Liability Derivatives
	Location	Fair Value	Location	Fair Value
As of June 30, 2018	(Dollars in thousands)
Derivatives designated as cash flow hedges:
Commodity derivative contracts	Prepaid and other current assets	$15,643	Other accrued liabilities	$—
	Other long-term assets	13,095	Other long-term obligations	58
Total fair value		$28,738		$58

As of December 31, 2017
Derivatives designated as cash flow hedges:
Commodity derivative contracts	Prepaid and other current assets	$2,518	Other accrued liabilities	$—
	Other long-term assets	2,808	Other long-term obligations	581
Total fair value		$5,326		$581